Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events
10.	Subsequent Events

Merger with Ryvyl

The Company’s shareholders of record approved the merger with Ryvyl in the form of an irrevocable Written Consent, which was duly certified by the Secretary of the Company on April 1, 2026.

Pursuant to the Merger Agreement, on May 12, 2026, RYVYL Merger Sub Inc. ("Merger Sub”), a wholly owned subsidiary of Ryvyl, merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of Ryvyl. Pursuant to the terms of the Merger Agreement, Ryvyl changed its name from "Ryvyl Inc.” to "RTB Digital, Inc.”

The merger parties agreed to consummate the merger notwithstanding any unfulfilled conditions thereto, and agreed that certain actions, such as the resignation and appointment of directors and other actions set forth in the Merger Agreement and that would ordinarily take place at the consummation of the merger would be taken in due course over the following couple of days.

As a result of the merger being consummated, Ryvyl will issue 11,893,886 shares of common stock in exchange for the issued and outstanding shares of common stock, preferred stock and assumed notes and interest due thereon, resulting in an aggregate of 13,174,895 shares of common stock being issued and outstanding immediately after the merger. Ryvyl will also assume various other equity awards and warrants previously issued by the Company and outstanding as of the date of the merger, as agreed upon in the Merger Agreement. Ryvyl will also issue 109,410 shares due under its investment banking agreement with Maxim Partners LLC.

At the merger closing date, the March 2026 Convertible Note converted into 179,732 shares of Ryvyl common stock. Based on the conversion of the March 2026 Convertible Note, the March 2026 Warrant became exercisable into 35,947 shares of Ryvyl common stock with an exercise price of $11.13 per share of Ryvyl common stock.

Nasdaq Listing

On May 13, 2026, the common stock of the post-merger company commenced trading on the Nasdaq Capital Market under the symbol RTB.

New Board and Officers

Effective May 21, 2026, by unanimous written consent of the legal parent RTB Digital, Inc. (Nevada), the size of the post-merger board was increased to seven; Messrs. Oliva, Jones, and Browndorf resigned as directors; and James Heckman, Aly Madhavji, Walton Comer, Michael Alexander and David Bailey were appointed to the board, with Steven Fletcher and Brett Moyer remaining as directors. Officers were appointed as follows:

●	James Heckman — Chief Executive Officer (Principal Executive Officer)
●	Alykhan Madhavji — Chief Financial Officer
●	George Oliva — Chief Accounting Officer
●	William Sornsin — Chief Operating Officer and Corporate Secretary
●	Zachariah Kirscher — Vice President Legal

Loan Agreements

On April 3, 2026, the Company agreed to loan $1,800 USDC to Lagodivilla, Ltd. (“Lagodivilla”) with a term of 2 months and simple interest of 5% per annum. This loan agreement permits Lagodivilla to elect repayment by means of cash in the loan amount plus interest or shares of Ryvyl Inc. that it owns at the time of repayment. The Company is currently negotiating an extension to the term.

On April 3, 2026, the Company agreed to borrow $2,000 from Ryvyl with a term of 2 months and simple interest of 5% per annum. The purpose of the loan was to secure additional working capital. The loan was settled intercompany upon consummation of the merger.

Amendment to Certificate of Incorporation

The Company’s 3rd Amended and Restated Certificate of Incorporation was filed in Delaware on April 22, 2026.

Related Party Note Receivable

During January 2026, the Company received an additional good-faith principal payment from the Customer of approximately $42.

During June 2026, the Company filed a breach of claim suit with the courts of Delaware in order to begin receiving the contractually obligated payments owed to the Company. The outcome of the claim remains uncertain. See Note 8, Related Party Transactions, for additional information.